Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 384 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits	$ 4,179	$ 4,306
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(7)	(20)
Total net assets per the Form 5500	$ 4,172	$ 4,286